Loss Per Share (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
LOSS PER SHARE
Net (Loss)	$ (426,054)	$ (399,072)	$ (2,147,361)	$ (2,427,649)
Weighted average number of shares of common stock used in basic earnings per share	7,065,333	5,318,151	5,332,721	5,318,151
Effect of dilutive securities, stock options and warrants
Weighted average number of shares of common stock and potential dilutive common shares outstanding used in dilutive earnings per share	7,065,333	5,318,151	5,332,721	5,318,151